December 9, 2011

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:                      Office of Filings, Information & Consumer Services

Re:	Henderson Global Funds (the “Trust”)
(File Nos. 333-62270 and 811-10399)

To the Commission:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated November 30, 2011 to the Prospectus dated November 30, 2011 and the Summary Prospectus for Henderson Japan Focus Fund dated November 30, 2011, as filed electronically via EDGAR with the Securities and Exchange Commission on December 1, 2011 (Accession # 0000891804-11-005412).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc:           C. Yarbrough